Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 125	$ 188
Allowance for loan losses, Collectively evaluated for impairment	12,883	12,942
Allowance for loan losses, Total	13,134	13,305	$ 14,361	$ 14,268
Outstanding loan balances, Individually evaluated for impairment	3,460	6,539
Outstanding loan balances, Collectively evaluated for impairment	1,160,986	1,048,711
Outstanding loan balances, Total	1,164,661	1,055,506
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired with credit deterioration	126	175
Loan balance of loans acquired with credit deterioration	215	256
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	4	82
Allowance for loan losses, Collectively evaluated for impairment	1,476	1,850
Allowance for loan losses, Total	1,562	2,018	1,478	1,819
Outstanding loan balances, Individually evaluated for impairment	438	1,983
Outstanding loan balances, Collectively evaluated for impairment	151,948	133,391
Outstanding loan balances, Total	152,473	135,462
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired with credit deterioration	82	86
Loan balance of loans acquired with credit deterioration	87	88
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	6	4
Allowance for loan losses, Collectively evaluated for impairment	2,037	2,167
Allowance for loan losses, Total	2,043	2,171	2,467	2,221
Outstanding loan balances, Individually evaluated for impairment	1,010	1,896
Outstanding loan balances, Collectively evaluated for impairment	163,089	159,468
Outstanding loan balances, Total	164,099	161,364
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	5,307	4,606
Allowance for loan losses, Total	5,307	4,606	4,657	4,334
Outstanding loan balances, Individually evaluated for impairment	44	359
Outstanding loan balances, Collectively evaluated for impairment	425,579	395,572
Outstanding loan balances, Total	425,623	395,931
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	109	102
Allowance for loan losses, Collectively evaluated for impairment	1,757	2,898
Allowance for loan losses, Total	1,910	3,089	4,086	3,747
Outstanding loan balances, Individually evaluated for impairment	1,360	1,686
Outstanding loan balances, Collectively evaluated for impairment	267,247	245,454
Outstanding loan balances, Total	268,735	247,308
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired with credit deterioration	44	89
Loan balance of loans acquired with credit deterioration	128	168
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	834	420
Allowance for loan losses, Total	834	420	371	428
Outstanding loan balances, Collectively evaluated for impairment	97,531	56,293
Outstanding loan balances, Total	97,531	56,293
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	6
Allowance for loan losses, Collectively evaluated for impairment	424	442
Allowance for loan losses, Total	430	442	538	822
Outstanding loan balances, Individually evaluated for impairment	608	614
Outstanding loan balances, Collectively evaluated for impairment	38,853	40,556
Outstanding loan balances, Total	39,461	41,170
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	290	314
Allowance for loan losses, Total	290	314	382	200
Outstanding loan balances, Individually evaluated for impairment		1
Outstanding loan balances, Collectively evaluated for impairment	16,739	17,977
Outstanding loan balances, Total	16,739	17,978
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	758	245
Allowance for loan losses, Total	$ 758	$ 245	$ 382	$ 697